Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2012	2011	2010

Deferred compensation expense (CHF million)

Share awards	786	767	294

Performance share awards	366	0	0

2011 Partner Asset Facility awards [1]	677	0	0

Adjustable Performance Plan share awards	74	0	0

Adjustable Performance Plan cash awards	286	1,106	963

Restricted Cash Awards	165	253	0

Scaled Incentive Share Units	97	415	561

Incentive Share Units	62	174	723

Cash Retention Awards	0	0	578

Performance Incentive Plans (PIP I and PIP II) [2]	0	0	(1)

2008 Partner Asset Facility awards [1]	173	3	45

Other cash awards	362	334	422

Total deferred compensation expense	3,048	3,052	3,585

Total shares delivered (million)

Total shares delivered	31.6	24.2	47.3

1 Compensation expense includes the change in the underlying fair value of the indexed assets during the period. 2 Includes clawbacks.

Additional information
Additional information
end of	2012

Estimated unrecognized compensation expense (CHF million)

Share awards	706

Performance share awards	161

Adjustable Performance Plan share awards	42

Adjustable Performance Plan cash awards	54

Scaled Incentive Share Units	73

Other cash awards	72

Total	1,108

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2013 for 2012.

Stock options | Share options
Share-based compensation disclosures
Share-based award activities
Share option activities
	2012		2011		2010

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	16.9	51.00	29.8	64.58	34.9	63.49

Exercised	0.0	0.00	(0.1)	31.78	(0.8)	40.12

Expired	(11.6)	59.36	(12.8)	82.61	(4.3)	60.37

Balance at end of period	5.3	32.59	16.9	51.00	29.8	64.58

of which exercisable at end of period	5.3	32.59	16.9	51.00	29.8	64.58

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance Share award activities
	2012

	Number of performance share awards in million	Weighted- average grant-date fair value in CHF

Performance share awards

Balance at beginning of period	–	–

Granted	23.7	23.90

Forfeited	(0.4)	23.90

Balance at end of period	23.3	23.90

of which vested	0.9	–

of which unvested	22.4	–

Stock compensation plan
Share-based compensation disclosures
Significant fair value assumptions
Significant fair value assumptions
in	2010

	SISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52

Expected dividend cash flows, in CHF
2010	1.45	1.45

2011	1.55	1.55

2012	1.65	1.65

2013	1.75	–

Expected risk-free interest rate, in %	1.26	1.00

Expected term, in years	4	3

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2012		2011		2010

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share awards

Balance at beginning of period	48.1	41.91	17.3	43.86	15.5	45.67

Granted	25.1	23.44	40.5	41.08	7.2	45.38

Settled	(14.9)	40.20	(7.6)	43.32	(5.0)	48.43

Forfeited	(2.5)	37.36	(2.1)	43.39	(0.4)	51.65

Balance at end of period	55.8	34.28	48.1	41.91	17.3	43.86

of which vested	3.9	–	1.8	–	1.3	–

of which unvested	51.9	–	46.3	–	16.0	–

Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities
2012

Number of APP share awards in million

Adjustable Performance Plan share awards

Balance at beginning of period	–

Granted	31.0

Forfeited	(0.2)

Balance at end of period	30.8

of which vested	0.3

of which unvested	30.5

Stock compensation plan | Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities
Scaled Incentive Share Unit activities
	2012	2011	2010

SISU awards (million)

Balance at beginning of period	14.7	20.4	–

Granted	–	–	21.1	[1]

Settled	(4.9)	(5.1)	(0.2)

Forfeited	(0.2)	(0.6)	(0.5)

Balance at end of period	9.6	14.7	20.4

of which vested	1.7	1.0	0.2

of which unvested	7.9	13.7	20.2

1 Includes SISUs granted in January and throughout the year.

Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities
	2012	2011	2010

ISU awards (million)

Balance at beginning of period	13.3	37.7	41.5

Granted	–	–	6.0	[1]

Settled	(8.8)	(23.3)	(8.4)

Forfeited	(0.9)	(1.1)	(1.4)

Balance at end of period	3.6	13.3	37.7

of which vested	0.4	1.4	3.9

of which unvested	3.2	11.9	33.8

1 Includes ISUs granted in January and throughout the year.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2012	2011	2010

Deferred compensation expense (CHF million)

Share awards	773	759	293

Performance share awards	362	0	0

2011 Partner Asset Facility awards [1]	675	0	0

Adjustable Performance Plan share awards	71	0	0

Adjustable Performance Plan cash awards	281	1,087	948

Restricted Cash Awards	165	252	0

Scaled Incentive Share Units	95	404	552

Incentive Share Units	62	172	716

Cash Retention Awards	0	0	574

Performance Incentive Plans (PIP I and PIP II) [2]	0	0	(2)

2008 Partner Asset Facility awards [1]	173	3	45

Other cash awards	363	337	421

Total deferred compensation expense	3,020	3,014	3,547

Total shares delivered (million)

Total shares delivered	30.9	23.7	46.7

1 Compensation expense includes the change in the underlying fair value of the indexed assets during the period. 2 Includes clawbacks.

Additional information
Additional information
end of	2012

Estimated unrecognized compensation expense (CHF million)

Share awards	700

Performance share awards	158

Adjustable Performance Plan share awards	41

Adjustable Performance Plan cash awards	54

Scaled Incentive Share Units	72

Other cash awards	72

Total	1,097

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2013 for 2012.

Bank | Stock options | Share options
Share-based compensation disclosures
Share-based award activities
Share option activities
	2012		2011		2010

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	16.5	50.99	28.3	63.94	32.8	62.68

Exercised	0.0	0.00	(0.1)	31.74	(0.8)	40.12

Settled	0.0	0.00	0.0	0.00	0.0	0.00

Expired	(11.3)	59.40	(11.7)	82.41	(3.7)	57.98

Balance at end of period	5.2	32.61	16.5	50.99	28.3	63.94

Exercisable at end of period	5.2	32.61	16.5	50.99	28.3	63.94

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2012

	Number of performance share awards in million	Weighted- average grant-date fair value in CHF

Performance share awards

Balance at beginning of period	–	–

Granted	23.3	23.90

Forfeited	(0.4)	23.90

Balance at end of period	22.9	23.90

of which vested	0.9	–

of which unvested	22.0	–

Bank | Stock compensation plan
Share-based compensation disclosures
Significant fair value assumptions
Significant fair value assumptions
	2010

	SISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52

Expected dividend cash flows, in CHF
2010	1.45	1.45

2011	1.55	1.55

2012	1.65	1.65

2013	1.75	–

Expected risk-free interest rate, in %	1.26	1.00

Expected term, in years	4	3

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2012		2011		2010

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share awards

Balance at beginning of period	47.6	41.91	17.3	43.86	15.5	45.67

Granted	24.5	23.39	39.8	41.03	7.1	45.30

Settled	(14.6)	40.43	(7.4)	43.39	(4.9)	48.39

Forfeited	(2.4)	36.96	(2.1)	43.39	(0.4)	51.65

Balance at end of period	55.1	34.27	47.6	41.91	17.3	43.86

of which vested	3.9	–	1.8	–	1.3	–

of which unvested	51.2	–	45.8	–	16.0	–

Bank | Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities
2012

Number of APP share awards in million

Adjustable Performance Plan share awards

Balance at beginning of period	–

Granted	29.9

Forfeited	(0.2)

Balance at end of period	29.7

of which vested	0.3

of which unvested	29.4

Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities
Scaled Incentive Share Unit activities
	2012	2011	2010

SISU awards (million)

Balance at beginning of period	14.4	20.0	–

Granted	–	–	20.7	[1]

Settled	(4.8)	(5.0)	(0.2)

Forfeited	(0.2)	(0.6)	(0.5)

Balance at end of period	9.4	14.4	20.0

of which vested	1.7	1.0	0.2

of which unvested	7.7	13.4	19.8

1 Includes SISUs granted in January and throughout the year.

Bank | Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities
	2012	2011	2010

ISU awards (million)

Balance at beginning of period	13.2	37.2	40.2

Granted	–	–	6.0	[1]

Settled	(8.7)	(23.0)	(8.2)

Forfeited	(0.9)	(1.0)	(0.8)

Balance at end of period	3.6	13.2	37.2

of which vested	0.4	1.4	3.9

of which unvested	3.2	11.8	33.3

1 Includes ISUs granted in January and throughout the year.